Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net (loss) profit	$ (724,727)	$ 396,161
Adjustments for:
Depreciation of property, plant and equipment	13,260	763
Provision of expected credit loss	182,716
Amortization of intangible assets	42,121	41,972
Deferred tax credit	(83,757)	(7,051)
Changes in operating assets and liabilities:
Accounts receivable	61,125	(52,762)
Deposits paid and other receivables	(919,947)	(282,225)
Accounts payable		(49,719)
Accrued expenses and other payables	(82,017)	17,726
Receipt in advance		(25,575)
Amounts due with related parties	292,257	(46,035)
Current income tax payable	(201,532)	54,297
Net cash (used in) provided by operating activities	(1,420,501)	47,552
Cash flows from investing activities
Acquisition of property, plant and equipment	(450,696)
Deposit for intangible assets	(2,476,159)
Net cash used in investing activities	(2,926,855)
Cash flows from financing activities
Proceeds from issue of ordinary shares	3,970,586
Net cash from financing activities	3,970,586
(Decrease) increase in cash and cash equivalents	(376,770)	47,552
Exchange difference	2,752
Cash and cash equivalents at beginning of period	389,651	399,300
Cash and cash equivalents at end of period	15,633	446,852
Analysis of the balance of cash and cash equivalents
Bank balances	$ 15,633	$ 446,852